Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 70,191	$ 680,792	$ 1,123,384
Prepaid expenses, current	12,725	236,002	312,584
Total Current Assets	82,916	916,794	1,435,968
Marketable securities held in Trust Account	21,527,804	178,532,948	175,953,964
Prepaid expenses, non-current			96,252
TOTAL ASSETS	21,610,720	179,449,742	177,486,184
Accrued offering costs and expenses	2,697,153	842,513	235,051
Promissory note – related party	3,350,000	1,500,000
Related party payable	58,640	158,640
Total Current Liabilities	6,105,793	2,501,153	235,051
Current Liabilities
Commitments and Contingencies
Class A ordinary shares, par value $0.0001; subject to possible redemption, 1,949,468 shares as of June 30, 2023 and 17,250,000 shares as of December 31, 2022, respectively, at redemption value	21,527,804	178,532,948	175,950,000
Shareholders’ (Deficit) Equity
Preferred shares, value
Additional paid-in capital			1,708,296
Accumulated deficit	(6,023,338)	(1,584,820)	(407,624)
Total Shareholders’ Deficit	(6,022,877)	(1,584,359)	1,301,133
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	21,610,720	179,449,742	177,486,184
Class A Ordinary Shares
Shareholders’ (Deficit) Equity
Ordinary shares value	180	30	30
Class B Ordinary Shares
Shareholders’ (Deficit) Equity
Ordinary shares value	$ 281	$ 431	$ 431